Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Grant and collaboration revenue	$ 1,823,658	$ 1,175,896
Operating expenses:
Research and development	2,444,459	1,910,715
General and administrative	2,196,014	1,637,674
Total operating expenses	4,640,473	3,548,389
Loss from operations	(2,816,815)	(2,372,493)
Other income (expense):
Interest income	2,271	6,359
Interest expense	(143,524)	(4,495)
Total other income (expense)	(141,253)	1,864
Net loss	$ (2,958,068)	$ (2,370,629)
Basic and diluted:
Loss per common share (in dollars per share)	$ (2.14)	$ (781.87)
Weighted average shares outstanding (in shares)	1,383,829	3,032